Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 29,024,392
Additions	982,655	$ 34,995	$ 1,350,908	$ 537,659
Amortization expense	3,733,377	132,955	3,576,606	2,402,450
Disposal of subsidiaries	(297,421)	(10,592)
Ending balance	26,808,668	954,725	29,024,392
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,993,875	1,317,446		5,190,328
Additions	982,655	34,995	1,350,908	537,659
Disposals or derecognization	(70,007)	(2,493)	(2,045,396)	(99,589)
Disposal of subsidiaries	(38,125)	(1,358)
Acquisition through business combinations	1,669,025	59,438	752,548	31,507,668
Effect of foreign currency exchange differences	(84,755)	(3,018)	(52,879)	4,969
Ending balance	39,452,668	1,405,010	36,993,875
Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			37,141,035
Ending balance				37,141,035
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			36,988,694
Ending balance				36,988,694
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,969,483	283,813		3,783,463
Amortization expense	3,733,377	132,955	3,576,606	2,402,450
Disposals or derecognization	(52,389)	(1,866)	(2,038,462)	(99,433)
Disposal of subsidiaries	(10,688)	(381)
Acquisition through business combinations	1,026,187	36,545	321,187	153,282
Effect of foreign currency exchange differences	(21,970)	(781)	(40,509)	3,573
Ending balance	12,644,000	450,285	7,969,483
Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			6,243,335
Ending balance				6,243,335
Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			6,150,661
Ending balance				6,150,661
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	9,333,333
Ending balance	8,334,203	296,802	9,333,333
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,000,001	391,738		915,636
Additions	0
Disposals or derecognization	0		(915,635)
Acquisition through business combinations	103,633	3,691		11,000,000
Effect of foreign currency exchange differences	552	20
Ending balance	11,104,186	395,449	11,000,001
Customer relationships [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			11,915,636
Ending balance				11,915,636
Customer relationships [Member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			11,915,636
Ending balance				11,915,636
Customer relationships [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,666,668	59,354		801,860
Amortization expense	1,000,000	35,613	1,033,464	746,979
Disposals or derecognization	0		(915,635)
Acquisition through business combinations	102,768	3,660
Effect of foreign currency exchange differences	547	19
Ending balance	2,769,983	98,646	1,666,668
Customer relationships [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,548,839
Ending balance				1,548,839
Customer relationships [Member] | Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,548,839
Ending balance				1,548,839
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,929,539
Ending balance	2,678,867	95,401	1,929,539
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,606,878	164,063		3,686,452
Additions	951,439	33,883	1,358,533	528,883
Disposals or derecognization	(55,413)	(1,973)	(1,123,446)	(95,358)
Disposal of subsidiaries	(38,125)	(1,358)
Acquisition through business combinations	1,451,123	51,678	19,944	274,868
Effect of foreign currency exchange differences	(66,459)	(2,367)	(49,198)	6,200
Ending balance	6,849,443	243,926	4,606,878
Computer software [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			4,401,045
Ending balance				4,401,045
Computer software [Member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			4,401,045
Ending balance				4,401,045
Computer software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,677,339	95,347		2,822,121
Amortization expense	729,330	25,973	583,300	373,536
Disposals or derecognization	(47,345)	(1,686)	(1,116,512)	(95,202)
Disposal of subsidiaries	(10,688)	(381)
Acquisition through business combinations	843,746	30,048	7,765	137,799
Effect of foreign currency exchange differences	(21,806)	(776)	(38,577)	3,109
Ending balance	4,170,576	148,525	2,677,339
Computer software [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			3,241,363
Ending balance				3,241,363
Computer software [Member] | Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			3,241,363
Ending balance				3,241,363
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	17,718,523
Ending balance	15,720,213	559,837	17,718,523
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,318,696	759,213		389,486
Additions	171	6
Disposals or derecognization	0			(231)
Acquisition through business combinations	0		732,604	20,200,000
Effect of foreign currency exchange differences	312	11	(2,264)	(899)
Ending balance	21,319,179	759,230	21,318,696
Patents and acquired specific technology [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			20,588,356
Ending balance				20,588,356
Patents and acquired specific technology [Member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			20,588,356
Ending balance				20,588,356
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,600,173	128,211		70,084
Amortization expense	1,998,554	71,173	1,955,703	1,263,309
Disposals or derecognization	0			(231)
Acquisition through business combinations	0		313,422
Effect of foreign currency exchange differences	239	9	(1,639)	(475)
Ending balance	5,598,966	199,393	3,600,173
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,332,687
Ending balance				1,332,687
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			1,332,687
Ending balance				1,332,687
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,997
Ending balance	75,385	2,685	42,997
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	68,300	2,432		198,754
Additions	31,045	1,106		8,776
Additions			(7,625)
Disposals or derecognization	(14,594)	(520)	(6,315)	(4,000)
Acquisition through business combinations	114,269	4,069		32,800
Effect of foreign currency exchange differences	(19,160)	(682)	(1,417)	(332)
Ending balance	179,860	6,405	68,300
Others [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			235,998
Ending balance				235,998
Others [Member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			83,657
Ending balance				83,657
Others [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,303	901		89,398
Amortization expense	5,493	196	4,139	18,626
Disposals or derecognization	(5,044)	(180)	(6,315)	(4,000)
Acquisition through business combinations	79,673	2,837		15,483
Effect of foreign currency exchange differences	(950)	(33)	(293)	939
Ending balance	$ 104,475	$ 3,721	25,303
Others [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			120,446
Ending balance				120,446
Others [Member] | Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance			$ 27,772
Ending balance				$ 27,772